Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities
Marketable Securities

NOTE 8. Marketable Securities

The Company invests in agency securities, corporate securities, asset-backed securities, treasury securities and other securities. The following is a summary of amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current).

	December 31,	December 31,
(Millions)	2012	2011

U.S. government agency securities	$162	$119
Foreign government agency securities	16	8
Corporate debt securities	471	413
Commercial paper	116	30
Certificates of deposit/time deposits	41	49
U.S. treasury securities	54	―
U.S. municipal securities	13	9
Asset-backed securities:
Automobile loan related	567	530
Credit card related	123	244
Equipment lease related	54	54
Other	31	5
Asset-backed securities total	775	833

Current marketable securities	$1,648	$1,461

U.S. government agency securities	$125	$361
Foreign government agency securities	51	15
Corporate debt securities	494	255
U.S. treasury securities	18	34
U.S. municipal securities	14	5
Auction rate securities	7	4
Asset-backed securities:
Automobile loan related	375	188
Credit card related	34	24
Equipment lease related	36	10
Other	8	―
Asset-backed securities total	453	222

Non-current marketable securities	$1,162	$896

Total marketable securities	$2,810	$2,357

Classification of marketable securities as current or non-current is dependent upon management's intended holding period, the security's maturity date and liquidity considerations based on market conditions. If management intends to hold the securities for longer than one year as of the balance sheet date, they are classified as non-current. At December 31, 2012, gross unrealized losses totaled approximately $6 million (pre-tax), while gross unrealized gains totaled approximately $3 million (pre-tax). At December 31, 2011, gross unrealized losses totaled approximately $12 million (pre-tax), while gross unrealized gains totaled approximately $3 million (pre-tax). Refer to Note 5 for a table that provides the net realized gains (losses) related to sales or impairments of debt and equity securities, which includes marketable securities. Cost of securities sold use the first in, first out (FIFO) method. Since these marketable securities are classified as available-for-sale securities, changes in fair value will flow through other comprehensive income, with amounts reclassified out of other comprehensive income into earnings upon sale or “other-than-temporary” impairment.

3M reviews impairments associated with its marketable securities in accordance with the measurement guidance provided by ASC 320, Investments-Debt and Equity Securities, when determining the classification of the impairment as “temporary” or “other-than-temporary”. A temporary impairment charge results in an unrealized loss being recorded in the other comprehensive income component of shareholders' equity. Such an unrealized loss does not reduce net income attributable to 3M for the applicable accounting period because the loss is not viewed as other-than-temporary. The factors evaluated to differentiate between temporary and other-than-temporary include the projected future cash flows, credit ratings actions, and assessment of the credit quality of the underlying collateral, as well as other factors.

The balance at December 31, 2012 for marketable securities by contractual maturity are shown below. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(Millions)	December 31, 2012

Due in one year or less	$912
Due after one year through three years	1,483
Due after three years through five years	414
Due after five years	1

Total marketable securities	$2,810

3M has a diversified marketable securities portfolio of $2.810 billion as of December 31, 2012. Within this portfolio, current and long-term asset-backed securities (estimated fair value of $1.228 billion) are primarily comprised of interests in automobile loans and credit cards. At December 31, 2012, all asset-backed securities were rated AAA or A-1+ by Standard & Poor's and/or Aaa or P-1 by Moody's Investors Service and/or AAA or F1+ by Fitch Ratings.

3M's marketable securities portfolio includes auction rate securities that represent interests in investment grade credit default swaps; however, currently these holdings comprise less than one percent of this portfolio. The estimated fair value of auction rate securities are $7 million and $4 million as of December 31, 2012 and 2011, respectively. Gross unrealized losses within accumulated other comprehensive income related to auction rate securities totaled $6 million (pre-tax) and $9 million (pre-tax) as of December 31, 2012 and 2011, respectively. As of December 31, 2012, auction rate securities associated with these balances have been in a loss position for more than 12 months. Since the second half of 2007, these auction rate securities failed to auction due to sell orders exceeding buy orders. Liquidity for these auction-rate securities is typically provided by an auction process that resets the applicable interest rate at pre-determined intervals, usually every 7, 28, 35, or 90 days. The funds associated with failed auctions will not be accessible until a successful auction occurs or a buyer is found outside of the auction process. Refer to Note 12 for a table that reconciles the beginning and ending balances of auction rate securities.